LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2022	¥ 417
2023	271
2024	90
2025	23
2026	17
Thereafter	18
Total operating lease payments	836
Less: imputed interest	(73)
Total	¥ 763	¥ 1,027